Summary of Significant Accounting Policies (Details) - USD ($)													1 Months Ended			2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 15, 2024	Mar. 08, 2024	Feb. 22, 2024	Nov. 17, 2023	Oct. 06, 2023	Aug. 17, 2023	May 23, 2023	May 18, 2023	Nov. 23, 2022	Nov. 21, 2022	May 20, 2022	May 18, 2022	Jan. 31, 2024	Nov. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 24, 2022
Summary of Significant Accounting Policies
Shares excluded since their inclusion would be anti-dilutive																	15,148
Kingswood Acquisition Corp
Summary of Significant Accounting Policies
Amount held in trust account																		$ 6,262,478	$ 5,514,494
Amount owed to trust account																		138,437
Due from Sponsor for Trust Account funding																		138,437
Prepaid taxes																		42,850	58,141
Delaware franchise taxes																		42,850	44,800
Prepaid Income Taxes																			13,141
Maximum loan of convertible promissory notes																				$ 1,500,000
Convertible Notes Payable																		0	1,500,000
Convertible promissory note																		1,750,000
Convertible promissory note fair value																		$ 1,645,525	1,351,662
Redemption price per share				$ 12.46						$ 10.62	$ 10.25
Number of public shares redeemed				9,966					954,800			10,036,744
Payments for redemption of stock				$ 124,176						$ 10,142,765	$ 102,894,278
Threshold period for transfer of founder shares held by director																		1 year
Grant date fair value per share																$ 6.19
Grant date fair value																$ 1,671,300
Grants in period														270,000	270,000	270,000
Aggregate amount paid																$ 218,000
Unrecognized share based compensation expense														$ 1,453,300		$ 1,453,300
Unrecognized tax benefits																		$ 0	0
Accrued for interest and penalties																		$ 0	$ 0
Shares excluded since their inclusion would be anti-dilutive																		15,184,550	15,184,550
Kingswood Acquisition Corp | Subsequent Events
Summary of Significant Accounting Policies
Redemption price per share	$ 13.15		$ 12.98
Number of public shares redeemed			1,060
Payments for redemption of stock	$ 5,300,317		$ 13,766
Kingswood Acquisition Corp | Subsequent Events | Wentworth
Summary of Significant Accounting Policies
Amount deposited into trust account		$ 69,218											$ 207,655
Kingswood Acquisition Corp | Amended and Restated Convertible Promissory Note
Summary of Significant Accounting Policies
Denominator used for dividing aggregate principal amount plus accrued and unpaid interests outstanding					$ 10
Kingswood Acquisition Corp | Additional Convertible Promissory Note
Summary of Significant Accounting Policies
Denominator used for dividing aggregate principal amount plus accrued and unpaid interests outstanding					$ 10
Additional amount to be loaned by sponsor					$ 250,000
Kingswood Acquisition Corp | Class A common stock
Summary of Significant Accounting Policies
Price of warrants (in dollars per share)																				$ 1
Kingswood Acquisition Corp | Class A common stock subject to possible redemption
Summary of Significant Accounting Policies
Elected to redeem an aggregate								14,406	954,800			10,036,744
Redemption of Class A common stock subject to possible redemption								$ 164,297	$ 10,142,765			$ 102,894,278
Redemption price per share								$ 11.4	$ 10.62			$ 10.25
Number of shares redeemed (in shares)						1		14,406
Number of shares redeemed				$ 124,176		$ 12.23	$ 164,297	$ 164,297
Common stock subject to possible redemption outstanding (in shares)																		484,083	508,456